FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Amounts Receivable	$ 2,473	$ 2,672
Long-term Investments	891	$ 1,746
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	1,856
Amounts Receivable	0
Long-term Investments	891
Total Financial Assets	2,747
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	2,473
Long-term Investments	0
Total Financial Assets	2,473
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	$ 0